Deferred Policy Acquisition Costs (Details) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Deferred policy acquisition costs, beginning balance	$ 910	$ 860	$ 773	$ 745
Deferred policy acquisition costs, additions	164	198	221	185
Deferred policy acquisition costs, periodic amortization	(120)	(128)	(140)	(123)
Deferred policy acquisition costs, annuity unlocking		(22)	4	(33)
Deferred policy acquisition costs, change included in realized gains	6	2	2	(1)
Deferred policy acquisition costs, ending balance	960	910	860	773
Movement in Deferred Sales Inducements [Roll Forward]
Deferred sales inducements, beginning balance	129	147	166	185
Deferred sales inducements, additions	7	8	11	15
Deferred sales inducements, periodic amortization	(20)	(26)	(29)	(30)
Deferred sales inducements, annuity unlocking		(1)	(1)	(4)
Deferred sales inducements, change included in realized gains	1	1	0	0
Deferred sales inducements, ending balance	117	129	147	166
Movement in Present Value of Future Insurance Profits [Roll Forward]
Present value of future profits, beginning balance	66	77	88	101
Present value of future profits, periodic amortization	(7)	(11)	(11)	(13)
Present value of future profits, annuity unlocking		0	0	0
Present value of future profits, ending balance	59	66	77	88
Movement in Unrealized Gains (Losses) Related to Deferred Policy Acquisition Costs and Present Value of Future Profits [Roll Forward]
Unrealized investment gains (losses), beginning balance	(525)	(336)	(698)	(432)
Unrealized investment gains (losses), change in unrealized	137	(189)	362	(266)
Unrealized investment gains (losses), ending balance	(388)	(525)	(336)	(698)
Movement Analysis of Deferred Policy Acquisition Costs and Present Value of Future Profits [Roll Forward]
Deferred policy acquisition costs and present value of future profits, beginning balance	580	748	329	599
Deferred policy acquisition costs and present value of future profits, additions	171	206	232	200
Deferred policy acquisition costs and present value of future profits, periodic amortization	(147)	(165)	(180)	(166)
Deferred policy acquisition costs and present value of future profits, annuity unlocking		(23)	3	(37)
Deferred policy acquisition costs and present value of future profits, change included in realized gains	7	3	2	(1)
Deferred policy acquisition costs and present value of future profits, change in unrealized	137	(189)	362	(266)
Deferred policy acquisition costs and present value of future profits, ending balance	748	580	748	329
Excluding Unrealized Gains [Member]
Movement Analysis of Deferred Policy Acquisition Costs and Present Value of Future Profits [Roll Forward]
Deferred policy acquisition costs and present value of future profits, beginning balance	1,105	1,084	1,027	1,031
Deferred policy acquisition costs and present value of future profits, ending balance	$ 1,136	$ 1,105	$ 1,084	$ 1,027